Other financing arrangements - Schedule of Other Financing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Other financing arrangements	$ 2,119.7	$ 1,363.1
Deferred financing fees	(31.9)	(23.3)
Other financing arrangements	2,087.8	1,339.8
Current portion of other financing arrangements	(147.5)	(100.5)
Other financing arrangements	$ 1,940.3	$ 1,239.3